Property, plant and equipment - Property, plant and equipment breakdown (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [Line Items]
Property, plant and equipment	€ 2,217	€ 2,452	€ 2,483
Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment	1,465	1,565	1,565
Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment	€ 752	€ 886	€ 919